Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations

3. Business Combinations

During the six-month period ended June 30, 2013, we acquired substantially all of the net assets of the following firms in exchange for our common stock and/or cash. These acquisitions have been accounted for using the acquisition method for recording business combinations (in millions except share data):

Name and Effective Date of Acquisition	Common Shares Issued	Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s)
Metzler Brothers Insurance (MBI) February 1, 2013	—	$—	$3.4	$—	$0.4	$0.7	$4.5	$1.4
Advanced Benefit Advisors, Inc. (ABA) April 1, 2013	—	—	10.9	—	0.1	1.8	12.8	7.0
Property & Commercial Limited (PCL) April 1, 2013	—	—	65.1	—	—	—	65.1	—
Garza Long Group, LLC (GLG) May 1, 2013	—	—	4.3	—	0.1	0.5	4.9	6.7
Five other acquisitions completed in 2013	30	1.4	5.9	—	0.2	3.5	11.0	6.7

	30	$1.4	$89.6	$—	$0.8	$6.5	$98.3	$21.8

Common shares issued in connection with acquisitions are valued at closing market prices as of the effective date of the applicable acquisition. We record escrow deposits that are returned to us as a result of adjustments to net assets acquired as reductions of goodwill when the escrows are settled. The maximum potential earnout payables disclosed in the foregoing table represent the maximum amount of additional consideration that could be paid pursuant to the terms of the purchase agreement for the applicable acquisition. The amounts recorded as earnout payables, which are primarily based upon the estimated future operating results of the acquired entities over a two- to three-year period subsequent to the acquisition date, are measured at fair value as of the acquisition date and are included on that basis in the recorded purchase price consideration in the foregoing table. We will record subsequent changes in these estimated earnout obligations, including the accretion of discount, in our consolidated statement of earnings when incurred.

The fair value of these earnout obligations is based on the present value of the expected future payments to be made to the sellers of the acquired entities in accordance with the provisions outlined in the respective purchase agreements. In determining fair value, we estimated the acquired entity’s future performance using financial projections developed by management for the acquired entity and market participant assumptions that were derived for revenue growth and/or profitability. Revenue growth rates generally ranged from 5.0% to 10.0% for our 2013 acquisitions. We estimated future payments using the earnout formula and performance targets specified in each purchase agreement and these financial projections. We then discounted these payments to present value using a risk-adjusted rate that takes into consideration market-based rates of return that reflect the ability of the acquired entity to achieve the targets. These discount rates generally ranged from 8.0% to 8.5% for all of our 2013 acquisitions. Changes in financial projections, market participant assumptions for revenue growth and/or profitability, or the risk-adjusted discount rate, would result in a change in the fair value of recorded earnout obligations.

During each of the three-month periods ended June 30, 2013 and 2012, we recognized $2.9 million and $2.2 million, respectively, of expense in our consolidated statement of earnings related to the accretion of the discount recorded for earnout obligations in connection with our acquisitions. During each of the six-month periods ended June 30, 2013 and

2012, we recognized $5.8 million and $4.6 million, respectively, of expense in our consolidated statement of earnings related to the accretion of the discount recorded for earnout obligations in connection with our acquisitions. In addition, during the three-month periods ended June 30, 2013 and 2012, we recognized $5.4 million and $7.4 million of income, respectively, related to net adjustments in the estimated fair value of earnout obligations in connection with revised projections of future performance for twenty-three and thirteen acquisitions, respectively. In addition, during the six-month periods ended June 30, 2013 and 2012, we recognized $3.9 million and $7.3 million of income, respectively, related to net adjustments in the estimated fair value of earnout obligations in connection with revised projections of future performance for thirty-nine and nineteen acquisitions, respectively. The aggregate amount of maximum earnout obligations related to acquisitions made in 2009 and subsequent years was $379.1 million as of June 30, 2013, of which $126.5 million was recorded in our consolidated balance sheet as of June 30, 2013, based on the estimated fair value of the expected future payments to be made.

The following is a summary of the estimated fair values of the net assets acquired at the date of each acquisition made in the six-month period ended June 30, 2013 (in millions):

	MBI	ABA	PCL	GLG	Five Other Acquisitions	Total
Cash	$0.2	$—	$2.4	$—	$—	$2.6
Other current assets	—	—	33.5	—	0.1	33.6
Fixed assets	0.2	—	2.7	—	—	2.9
Noncurrent assets	—	—	0.2	—	—	0.2
Goodwill	2.0	7.6	34.3	0.5	4.8	49.2
Expiration lists	2.6	5.0	36.3	4.3	6.5	54.7
Non-compete agreements	0.1	0.2	0.4	0.1	0.2	1.0
Trade names	—	—	1.5	—	—	1.5

Total assets acquired	5.1	12.8	111.3	4.9	11.6	145.7

Current liabilities	0.6	—	35.3	—	0.1	36.0
Noncurrent liabilities	—	—	10.9	—	0.5	11.4

Total liabilities assumed	0.6	—	46.2	—	0.6	47.4

Total net assets acquired	$4.5	$12.8	$65.1	$4.9	$11.0	$98.3

Among other things, these acquisitions allow us to expand into desirable geographic locations, further extend our presence in the retail and wholesale insurance brokerage services and risk management industries and/or increase the volume of general services currently provided. The excess of the purchase price over the estimated fair value of the tangible net assets acquired at the acquisition date was allocated to goodwill, expiration lists, non-compete agreements and trade names in the amounts of $49.2 million, $54.7 million, $1.0 million and $1.5 million, respectively, within the brokerage segment.

Provisional estimates of fair value are established at the time of the acquisition and are subsequently reviewed within the first year of operations subsequent to the acquisition date to determine the necessity for adjustments. The fair value of the tangible assets and liabilities for each applicable acquisition at the acquisition date approximated their carrying values. The fair value of expiration lists was established using the excess earnings method, which is an income approach based on estimated financial projections developed by management for each acquired entity using market participant assumptions. Revenue growth and attrition rates generally ranged from 2.0% to 6.6% and 5.0% to 11.0% respectively, for our 2012 and 2013 acquisitions, for which a valuation was performed in the six-month period ended June 30, 2013. We estimate the fair value as the present value of the benefits anticipated from ownership of the subject customer list in excess of returns required on the investment in contributory assets necessary to realize those benefits. The rate used to discount the net benefits was based on a risk-adjusted rate that takes into consideration market-based rates of return and reflects the risk of the asset relative to the acquired business. These discount rates generally ranged from 12.0% to 13.5% for our 2012 and 2013 acquisitions, for which a valuation was performed in the six-month period ended June 30, 2013. The fair value of non-compete agreements was established using the profit differential method, which is an income approach based on estimated financial projections developed by management for the acquired company using market participant assumptions and various non-compete scenarios.

Expiration lists, non-compete agreements and trade names related to our acquisitions are amortized using the straight-line method over their estimated useful lives (three to fifteen years for expiration lists, three to five years for non-compete agreements and ten years for trade names), while goodwill is not subject to amortization. We use the straight-line method to amortize these intangible assets because the pattern of their economic benefits cannot be reasonably determined with any certainty. We review all of our intangible assets for impairment periodically (at least annually) and whenever events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. In reviewing intangible assets, if the fair value is less than the carrying amount of the respective (or underlying) asset, an indicator of impairment would exist and further analysis would be required to determine whether or not a loss would need to be charged against current period earnings. Based on the results of impairment reviews during the three-month and six-month periods ended June 30, 2013, we wrote off $0.4 million and $2.2 million, respectively, of amortizable intangible assets related to the brokerage segment. Based on the results of impairment reviews during the three-month and six-month periods ended June 30, 2012, we wrote off $3.1 million of amortizable intangible assets related to the brokerage segment.

Of the $54.7 million of expiration lists, $1.0 million of non-compete agreements and $1.5 million of trade names related to our acquisitions made during the six-month period ended June 30, 2013, $37.4 million, $0.4 million and $1.5 million, respectively, is not expected to be deductible for income tax purposes. Accordingly, we recorded a deferred tax liability of $9.2 million, and a corresponding amount of goodwill, in the six-month period ended June 30, 2013 related to nondeductible amortizable intangible assets.

During the six-month period ended June 30, 2012, we issued 425,000 shares of our common stock and paid $3.4 million in cash related to earnout obligations of four acquisitions made prior to 2009 and recorded additional goodwill of $0.1 million.

Our consolidated financial statements for the six-month period ended June 30, 2013 include the operations of the acquired entities from their respective acquisition dates. The following is a summary of the unaudited pro forma historical results, as if these entities had been acquired at January 1, 2012 (in millions, except per share data):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Total revenues	$779.8	$661.7	$1,461.5	$1,216.9
Net earnings	93.5	73.7	134.1	101.7
Basic net earnings per share	0.73	0.62	1.06	0.86
Diluted net earnings per share	0.73	0.61	1.05	0.85

The unaudited pro forma results above have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had these acquisitions occurred at January 1, 2012, nor are they necessarily indicative of future operating results. Annualized revenues of the businesses acquired during the six-month period ended June 30, 2013 totaled approximately $40.9 million. For the six-month period ended June 30, 2013, total revenues and net earnings recorded in our unaudited consolidated statement of earnings related to our acquisitions made during the six-month period ended June 30, 2013 in the aggregate, were $11.5 million and $1.7 million, respectively.

3.	Business Combinations

During 2012, we acquired substantially all of the net assets of the following firms in exchange for our common stock and/or cash. These acquisitions have been accounted for using the acquisition method for recording business combinations (in millions except share data):

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Riley & Associates, Inc. January 1, 2012	64		$1.9	$0.7	$—	$0.3	$1.2	$4.1	$1.6
Detlefs & Company Benefit Resources, LLC February 1, 2012	52		1.7	0.6	—	0.1	—	2.4	1.4
First Premium Insurance Group, Inc. February 1, 2012	599		19.9	0.4	—	1.0	2.8	24.1	7.0
Gary Johnson & Associates, Inc. February 1, 2012	55		1.8	0.7	—	0.1	0.3	2.9	1.4
ProSource Financial, LLC February 1, 2012	207		7.3	6.7	—	0.5	1.3	15.8	9.5
BenefitLink Resource Group, Inc. March 1, 2012	357		12.3	—	—	0.5	6.0	18.8	8.0
Human Resource Management Systems, LLC March 1, 2012	143		5.0	1.7	—	0.1	1.8	8.6	5.3
Wischmeyer Financial, LP March 1, 2012	142		4.9	1.6	—	0.1	1.4	8.0	5.5
Besselman & Little Agency, LLC April 1, 2012	195		7.0	2.4	—	0.1	1.2	10.7	4.6
Schiff, Kreidler-Shell Insurance and Risk Services (SKS) April 1, 2012	744		27.6	13.3	—	—	1.4	42.3	18.5
CGM Gallagher Group Limited (CGM) April 1, 2012	—		—	12.0	—	—	—	12.0	—
VEBA Service Group, LLC May 1, 2012	162		5.8	2.0	—	0.1	1.4	9.3	4.2
Professional Claims Managers, Inc. May 1, 2012	175		5.4	2.2	—	0.6	1.3	9.5	3.9
Insurance Dialogue Limited (IDL) May 1, 2012	—		—	26.7	—	—	—	26.7	—

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Grossman & Associates, Inc. June 1, 2012	99		$3.3	$—	$—	$0.1	$0.6	$4.0	$5.6
Broker Benefit Services, LLC June 1, 2012	180		6.2	2.1	—	0.1	0.8	9.2	4.0
Whitehaven Insurance Group, Inc. June 1, 2012	75		2.6	0.6	—	0.2	0.7	4.1	1.6
Contego Underwriting Limited July 1, 2012	—		—	7.1	—	—	4.8	11.9	6.3
Grace/Mayer Insurance Agency, Inc. (GMI) July 1, 2012	549		19.5	1.5	—	2.6	2.6	26.2	7.0
G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) July 1, 2012	905		28.6	7.0	—	6.7	3.2	45.5	19.5
Miller Buettner & Parrott, Inc. July 1, 2012	127		4.4	1.5	—	0.1	1.7	7.7	6.0
Triad USA, Inc. July 1, 2012	164		5.6	1.9	—	0.2	1.5	9.2	7.3
Blenheim Park Ltd. (BPL) August 1, 2012	254		9.1	5.8	—	—	12.0	26.9	17.2
Sunday and Associates, Inc. August 1, 2012	99		3.3	—	—	0.1	0.9	4.3	2.6
Acumus Limited (ACL) September 21, 2012	—		—	25.1	5.5	—	—	30.6	—
Aires Consulting Group, Inc. October 1, 2012	—		—	1.7	—	0.2	0.7	2.6	1.0
Coyle Insurance Agency, Inc. October 1, 2012	42		1.2	4.5	—	0.3	1.1	7.1	2.3
Park Row Associates, Inc. October 1, 2012	84		3.0	1.0	—	—	—	4.0	—
Polak International Consultants, Inc. October 1, 2012	99		3.6	1.2	0.8	—	—	5.6	—
Unison, Inc. October 1, 2012	53		1.8	5.7	—	0.1	1.9	9.5	3.9
SRS Underwriting Agency PTY Ltd. (SRS) November 20, 2012	—		—	38.4	0.9	—	6.2	45.5	8.3

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Ahrold Fay Rosenberg December 1, 2012	133		$3.8	$4.4	$—	$0.9	$1.6	$10.7	$3.4
Brendis & Brendis, Inc. December 1, 2012	—		—	3.1	—	0.1	0.4	3.6	2.9
Charter Lakes Marine Insurance Agency December 1, 2012	—		—	7.9	1.0	0.9	3.8	13.6	5.5
Heiser Insurance Agency, Inc. December 1, 2012	—		—	4.1	—	0.5	0.7	5.3	2.0
Insurance Risk Managers of Missouri, Inc. December 1, 2012	—		—	2.0	—	0.2	0.3	2.5	1.0
Western Benefit Solutions, LLC December 1, 2012	—		—	17.1	—	0.1	1.9	19.1	9.4
Argus Benefits (AB) December 31, 2012	—		—	19.0	—	0.2	5.7	24.9	10.3
Corporate Benefit Advisors, LLC December 31, 2012	—		—	8.8	—	0.1	1.3	10.2	7.1
The Eriksen Group, Inc. December 31, 2012	—		—	5.0	—	0.1	0.8	5.9	3.4
Gardner & White Corporation December 31, 2012	—		—	16.5	—	1.0	5.7	23.2	8.0
Hardman & Howell Benefits December 31, 2012	—		—	11.6	—	0.1	1.0	12.7	5.3
Eighteen other acquisitions completed in 2012	208		7.0	20.2	—	0.7	5.6	33.5	13.4

	5,966		$203.6	$295.8	$8.2	$19.1	$87.6	$614.3	$235.2

In 2007, we acquired a 38.5% equity interest in CGM for $11.9 million and accounted for our non-controlling interest in CGM’s common stock using equity method accounting. CGM is an insurance intermediary and risk management company that provides property/casualty, health, risk management and other related services to clients throughout the Caribbean. CGM is headquartered in St. Lucia and has operations in Jamaica, Barbados, St. Vincent and St. Lucia. Effective April 1, 2012, we increased our ownership interest in CGM to 80%, with the option to increase our ownership in CGM to 100% in the future, and consolidated its operations into our consolidated financial statements. CGM’s acquisition date balance sheet and the excess of the purchase price over the estimated fair value of the tangible net assets acquired at the acquisition date, has been included in the tables above and below, respectively. We recognized a loss of $3.5 million and a corresponding reduction in goodwill for the decrease in fair value of our initial 38.5% equity interest in CGM upon the acquisition of the additional 41.5% equity interest. The carrying value of our prior non-controlling interest in CGM was $13.6 million as of the acquisition date. The fair value of our initial 38.5% equity interest in CGM was determined by allocating, on a pro rata basis, the fair value of the CGM entity as adjusted for the prior non-controlling ownership position. We determined the fair value of the CGM entity using the valuation techniques discussed below related to net assets acquired.

Effective May 1, 2012, we acquired a 78.3% ownership interest in IDL, with the option to increase our ownership in IDL to 100% in the future, and consolidated its operations into our consolidated financial statements. IDL is a retail insurance broker that provides personal lines insurance within the homeowner and automobile markets in the U.K. IDL’s acquisition date balance sheet and the excess of the purchase price over the estimated fair value of the tangible net assets acquired at the acquisition date, has been included in the tables above and below, respectively.

Effective December 12, 2012, we acquired a 21.3% ownership interest in Casanueva Perez S.A.P. de C.V. (Grupo CP) for a cash payment of $19.3 million, with the option to increase our ownership in Grupo CP in the future. Grupo CP is headquartered in Mexico City, Mexico, and is a leading Mexican insurance broker and risk management company. They offer commercial retail property/casualty, risk management, affinity, reinsurance and employee benefits services to their clients throughout Mexico through their major brands of Interproteccion, Reasinter, Seguro Listo and Aterna. We are accounting for our non-controlling interest in Grupo CP’s common stock using equity method accounting.

Common shares issued in connection with acquisitions are valued at closing market prices as of the effective date of the applicable acquisition. We record escrow deposits that are returned to us as a result of adjustments to net assets acquired as reductions of goodwill when the escrows are settled. The maximum potential earnout payables disclosed in the foregoing table represent the maximum amount of additional consideration that could be paid pursuant to the terms of the purchase agreement for the applicable acquisition. The amounts recorded as earnout payables, which are primarily based upon the estimated future operating results of the acquired entities over a two- to three-year period subsequent to the acquisition date, are measured at fair value as of the acquisition date and are included on that basis in the recorded purchase price consideration in the foregoing table. We will record subsequent changes in these estimated earnout obligations, including the accretion of discount, in our consolidated statement of earnings when incurred.

The fair value of these earnout obligations is based on the present value of the expected future payments to be made to the sellers of the acquired entities in accordance with the provisions outlined in the respective purchase agreements. In determining fair value, we estimated the acquired entity’s future performance using financial projections developed by management for the acquired entity and market participant assumptions that were derived for revenue growth and/or profitability. Revenue growth rates generally ranged from 10.0% to 12.0% for our 2012 acquisitions. We estimated future payments using the earnout formula and performance targets specified in each purchase agreement and these financial projections. We then discounted these payments to present value using a risk-adjusted rate that takes into consideration market-based rates of return that reflect the ability of the acquired entity to achieve the targets. These discount rates generally ranged from 9.0% to 10.5% for our 2012 acquisitions. Changes in financial projections, market participant assumptions for revenue growth and/or profitability, or the risk-adjusted discount rate, would result in a change in the fair value of recorded earnout obligations. During 2012, 2011 and 2010, we recognized $9.3 million, $8.3 million and $6.2 million, respectively, of expense in our consolidated statement of earnings related to the accretion of the discount recorded for earnout obligations in connection with our acquisitions. In addition, during 2012, 2011 and 2010 we recognized $5.9 million, $14.5 million and $8.8 million of income, respectively, related to net adjustments in the estimated fair value of earnout obligations in connection with revised projections of future performance for 46, 22 and 11 acquisitions, respectively. The aggregate amount of maximum earnout obligations related to acquisitions made in 2009 and subsequent years was $384.8 million, of which $139.8 million was recorded in the consolidated balance sheet as of December 31, 2012 based on the estimated fair value of the expected future payments to be made.

The following is a summary of the estimated fair values of the net assets acquired at the date of each acquisition made in 2012 (in millions):

	SKS	IDL	GMI	GSC	BPL	ACL	SRS	AB	Fifty-Two Other Acquisitions	Total
Cash	$0.4	$—	$0.2	$0.7	$1.5	$0.6	$2.8	$0.2	$10.9	$17.3
Other current assets	5.6	9.4	2.1	0.8	4.7	11.2	25.9	0.3	54.0	114.0
Fixed assets	0.1	0.3	0.1	0.1	0.3	—	0.2	0.1	3.3	4.5
Noncurrent assets	—	3.9	1.8	—	0.1	6.4	1.1	—	0.6	13.9
Goodwill	24.9	14.5	19.4	17.1	17.3	12.6	27.1	11.5	164.4	308.8
Expiration lists	27.1	15.4	13.9	27.9	10.4	16.4	19.7	13.1	191.6	335.5
Non-compete agreements	0.4	—	0.1	0.1	—	0.6	0.4	0.2	3.5	5.3
Trade names	—	0.6	—	—	0.3	—	2.2	—	—	3.1

Total assets acquired	58.5	44.1	37.6	46.7	34.6	47.8	79.4	25.4	428.3	802.4

Current liabilities	5.6	10.7	6.0	1.2	6.0	12.9	26.7	0.5	51.2	120.8
Noncurrent liabilities	10.6	6.7	5.4	—	1.7	4.3	7.2	—	31.4	67.3

Total liabilities assumed	16.2	17.4	11.4	1.2	7.7	17.2	33.9	0.5	82.6	188.1

Total net assets acquired	$42.3	$26.7	$26.2	$45.5	$26.9	$30.6	$45.5	$24.9	$345.7	$614.3

These acquisitions allow us to expand into desirable geographic locations, further extend our presence in the retail and wholesale insurance brokerage services and risk management industries and increase the volume of general services currently provided. The excess of the purchase price over the estimated fair value of the tangible net assets acquired at the acquisition date was allocated to goodwill, trade names, expiration lists and non-compete agreements in the amounts of $308.1 million, $3.1 million, $334.3 million and $5.3 million, respectively, within the brokerage segment and allocated to goodwill and expiration lists in the amounts of $0.7 million and $1.2 million, respectively, within the risk management segment.

Provisional estimates of fair value are established at the time of the acquisition and are subsequently reviewed within the first year of operations to determine the necessity for adjustments. The fair value of the assets and liabilities for each applicable acquisition at the acquisition date approximated their carrying values. The fair value of expiration lists was established using the excess earnings method, which is an income approach based on estimated financial projections developed by management for each acquired entity using market participant assumptions. Revenue growth and attrition rates generally ranged from 2.0% to 5.0% and 5.0% to 10.0% for our 2012 acquisitions, respectively. We estimate the fair value as the present value of the benefits anticipated from ownership of the subject customer list in excess of returns required on the investment in contributory assets necessary to realize those benefits. The rate used to discount the net benefits was based on a risk-adjusted rate that takes into consideration market-based rates of return and reflects the risk of the asset relative to the acquired business. These discount rates generally ranged from 12.0% to 13.5% for our 2012 acquisitions. The fair value of non-compete agreements was established using the profit differential method, which is an income approach on estimated financial projections developed by management for the acquired company using market participant assumptions and various non-compete scenarios.

Of the $3.1 million of trade names, $335.5 million of expiration lists and $5.3 million of non-compete agreements related to the 2012 acquisitions, $3.1 million, $143.2 million and $2.6 million, respectively, is not expected to be deductible for income tax purposes. Accordingly, we recorded a deferred tax liability of $47.7 million, and a corresponding amount of goodwill, in 2012 related to the nondeductible amortizable intangible assets.

During 2012, we issued 425,000 shares of our common stock and paid $3.5 million in cash related to earnout obligations of five acquisitions made prior to 2009, and recorded additional goodwill of $0.1 million. During 2011, we issued 245,000 shares of our common stock, paid $8.2 million in cash and accrued $18.3 million in liabilities related to earnout obligations of 19 acquisitions made prior to 2009, and recorded additional goodwill of $30.0 million. During 2010, we issued 1.2 million shares of our common stock, paid $5.9 million in cash and accrued $4.0 million in liabilities related to earnout obligations of 25 acquisitions made prior to 2009, and recorded additional goodwill of $26.7 million.

Our consolidated financial statements for the year ended December 31, 2012 include the operations of the acquired entities from their respective acquisition dates. The following is a summary of the unaudited pro forma historical results, as if these entities had been acquired at January 1, 2011 (in millions, except per share data):

	Year Ended December 31,
	2012	2011
Total revenues	$2,650.1	$2,371.0
Earnings from continuing operations	205.2	159.3
Basic earnings from continuing operations per share	1.66	1.35
Diluted earnings from continuing operations per share	1.64	1.35

The unaudited pro forma results above have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had these acquisitions occurred at January 1, 2011, nor are they necessarily indicative of future operating results. Annualized revenues of entities acquired in 2012 totaled approximately $231.7 million. Total revenues and earnings from continuing operations recorded in our consolidated statement of earnings for 2012 related to the 2012 acquisitions in the aggregate were $109.2 million and $1.8 million, respectively.